UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2022
Semiannual Report
to Shareholders
DWS High Income Fund

Contents
3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
38	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Liquidity Risk Management
55	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS High Income Fund

Letter to Shareholders
Dear Shareholder:
While 2022 began with a moderately positive outlook for the economy given good corporate earnings and continued support from central banks, that shifted in late February as a result of escalating tensions between Russia and Ukraine, leading to a major conflict and subsequently a war. The attack on Ukraine has created an incredible humanitarian crisis as well as an economic and geopolitical emergency. At the time of this letter, our portfolio managers are focused on continuously assessing risks and forming opinions on the impact of this crisis on inflation, global trade, and the future of the world economy. As the current situation changes each day there is great uncertainty, and as such, we expect volatility to remain high until this conflict is resolved.
Our CIO Office expects that decisive interventions by central banks and other authorities will help ease current stress on financial systems. We also expect that the U.S. Federal Reserve (the “Fed” ) will remain on its course to fight increasing inflation expectations by increasing the key interest rates several times over the course of the year. Even more than the Fed, we believe that the European Central Bank (the “ECB” ) will focus on fighting recession and financial security risks as an immediate priority by continuing to monitor the impact of higher energy prices and dependencies on Russian gas imports. This may delay ECB changes to the net asset purchasing program. Our view is that the scope and pace of a future recovery from the resolution of the Ukraine crisis is likely to remain uneven among regions, asset classes and investment sectors.
In our view, the current market environment is one that underscores the value and importance of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office, which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world, makes an important difference in executing strategic and tactical decisions for the DWS Funds. As always, thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS High Income Fund	|	3

Performance Summary	March 31, 2022 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.17%	–0.36%	4.34%	5.08%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–7.52%	–4.84%	3.38%	4.60%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.68%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.38%	–0.59%	4.29%	5.02%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–5.79%	–3.08%	3.77%	4.75%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.68%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
Unadjusted for Sales Charge	–3.54%	–1.14%	3.56%	4.27%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.48%	–1.14%	3.56%	4.27%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.68%
Class R	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.32%	–0.68%	4.03%	4.72%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.68%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.02%	–0.27%	4.61%	4.11%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	4.48%
Class S	6-Month ‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.07%	–0.15%	4.57%	5.21%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.63%

4	|	DWS High Income Fund

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/22
No Sales Charges	–3.05%	–0.12%	4.62%	5.34%
ICE BofA US High Yield Index†	–3.91%	–0.33%	4.54%	5.68%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2022 are 0.94%, 0.97%, 1.73%, 1.37%, 0.65%, 0.78% and 0.73% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of DWS High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS High Income Fund	|	5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
**	Class S shares commenced operations on May 1, 2012.
†	ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS High Income Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/22	$ 4.58	$ 4.58	$ 4.59	$ 4.58	$ 4.58	$ 4.59	$ 4.59
9/30/21	$ 4.84	$ 4.85	$ 4.85	$ 4.84	$ 4.84	$ 4.85	$ 4.85
Distribution Information as of 3/31/22
Income Dividends, Six Months	$ .11	$ .11	$ .09	$ .10	$ .12	$ .11	$ .11
March Income Dividend	$ .0181	$ .0181	$ .0151	$ .0169	$ .0193	$ .0188	$ .0190
SEC 30-day Yield‡	4.29%	4.31%	3.70%	4.21%	4.80%	4.71%	4.70%
Current Annualized Distribution Rate‡	4.74%	4.74%	3.95%	4.43%	5.06%	4.92%	4.97%
‡	The SEC yield is net investment income per share earned over the month ended March 31, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 3.69%, 4.03% and 4.67% for Class C, Class R and Class S shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 3.94%, 4.25% and 4.88% for Class C, Class R and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
DWS High Income Fund	|	7

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—	Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—	Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—	Portfolio Manager for High Yield Strategies: New York.
—	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—	Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—	Portfolio Manager for High Yield Strategies: New York.
—	BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
8	|	DWS High Income Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/22	9/30/21
Corporate Bonds	91%	96%
Cash Equivalents	4%	3%
Loan Participations and Assignments	3%	1%
Exchange-Traded Funds	2%	—
Government & Agency Obligations	0%	—
Warrants	0%	0%
Common Stocks	0%	0%
	100%	100%
Asset allocation excludes derivatives.
Sector Diversification (As a % of Investment Portfolio excluding Government & Agency Obligations, Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	3/31/22	9/30/21
Energy	21%	17%
Consumer Discretionary	19%	20%
Communication Services	15%	15%
Industrials	14%	14%
Materials	9%	10%
Health Care	9%	10%
Real Estate	4%	4%
Utilities	4%	3%
Consumer Staples	2%	3%
Information Technology	2%	2%
Financials	1%	2%
	100%	100%
Sector diversification excludes derivatives.
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	3/31/22	9/30/21
BBB	8%	7%
BB	58%	57%
B	26%	29%
CCC	7%	7%
Not Rated	1%	0%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.
DWS High Income Fund	|	9

Investment Portfolio	as of March 31, 2022 (Unaudited)
	Principal Amount ($)(a)	Value ($)
Corporate Bonds 91.4%
Communication Services 13.3%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)	1,120,000	966,000
144A, 10.5%, 5/15/2027	2,790,000	2,919,749
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	224,853
144A, 5.5%, 1/15/2028	2,400,000	2,224,080
144A, 8.125%, 2/1/2027	2,926,000	3,017,086
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027	1,175,000	1,102,456
144A, 6.75%, 3/31/2029 (b)	835,000	779,681
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	2,205,000	2,181,847
144A, 5.125%, 5/1/2027	5,715,000	5,723,430
144A, 5.375%, 6/1/2029	3,650,000	3,650,000
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	4,545,000	4,495,869
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027 (b)	1,300,000	1,129,148
144A, 6.0%, 6/15/2025 (b)	1,600,000	1,515,376
CSC Holdings LLC:
144A, 5.0%, 11/15/2031 (b)	1,195,000	1,001,243
144A, 5.75%, 1/15/2030	1,155,000	1,027,950
144A, 6.5%, 2/1/2029	2,845,000	2,867,589
Directv Financing LLC, 144A, 5.875%, 8/15/2027	1,980,000	1,947,825
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,857,375
144A, 5.75%, 12/1/2028	1,950,000	1,845,187
5.875%, 11/15/2024	1,389,000	1,385,528
7.375%, 7/1/2028 (b)	730,000	691,675
7.75%, 7/1/2026	1,290,000	1,281,615
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028 (b)	2,195,000	2,107,200
144A, 6.0%, 1/15/2030 (b)	830,000	767,750
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027	1,900,000	1,878,625
8.375%, 5/1/2027	1,150,000	1,189,043
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,525,000	2,531,817
The accompanying notes are an integral part of the financial statements.
10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
144A, 7.0%, 10/15/2028		530,000	530,784
Lamar Media Corp., 4.875%, 1/15/2029		1,180,000	1,171,150
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,350,000	1,288,838
144A, 6.75%, 10/15/2027		2,462,000	2,529,213
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027		1,900,000	1,769,537
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029 (b)		1,140,000	1,060,485
144A, 5.0%, 8/15/2027		1,900,000	1,857,402
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		680,000	656,200
144A, 6.5%, 9/15/2028		1,585,000	1,498,816
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,730,000	1,635,668
144A, 5.5%, 7/1/2029		3,215,000	3,263,225
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	3,173,024
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		350,000	328,125
144A, 6.25%, 1/15/2028 (b)		460,000	475,612
144A, 7.5%, 5/15/2025		1,500,000	1,565,250
144A, 7.5%, 9/15/2027		700,000	746,382
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	660,202
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,818,587
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	2,865,451
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	5,154,681
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	3,983,518
			93,342,147
Consumer Discretionary 17.1%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	481,000	521,570
Affinity Gaming, 144A, 6.875%, 12/15/2027		2,270,000	2,207,575
Arko Corp., 144A, 5.125%, 11/15/2029		910,000	828,100
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,144,500
6.875%, 11/1/2035		3,000,000	3,090,000
144A, 9.375%, 7/1/2025		484,000	552,438
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		450,000	415,715
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	885,550
144A, 8.625%, 6/1/2025 (b)		940,000	987,338
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		3,150,000	2,945,250
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
144A, 6.25%, 7/1/2025		3,870,000	3,995,543
144A, 8.125%, 7/1/2027 (b)		6,380,000	6,835,883
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		210,000	214,323
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	2,398,467
144A, 6.0%, 5/1/2029		410,000	386,359
144A, 7.625%, 3/1/2026		1,490,000	1,499,730
144A, 9.875%, 8/1/2027		2,040,000	2,254,853
REG S, 10.125%, 2/1/2026	EUR	900,000	1,111,018
144A, 10.5%, 2/1/2026		1,175,000	1,306,494
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,638,632
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,058,781
144A, 6.25%, 5/15/2026		725,000	745,844
144A, 6.75%, 5/15/2025		873,000	904,018
144A, 8.5%, 5/15/2027		750,000	778,125
Dana, Inc.:
5.375%, 11/15/2027		805,000	799,969
5.625%, 6/15/2028		75,000	75,788
Ford Motor Co., 4.346%, 12/8/2026		2,350,000	2,364,288
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025 (b)		3,421,000	3,343,839
3.625%, 6/17/2031 (b)		3,670,000	3,315,019
4.95%, 5/28/2027		1,790,000	1,820,072
5.113%, 5/3/2029 (b)		1,825,000	1,835,822
5.125%, 6/16/2025		3,450,000	3,519,000
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029 (b)		1,630,000	1,467,000
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		550,000	510,978
144A, 5.0%, 6/1/2029		1,410,000	1,345,556
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,380,000	1,362,750
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028 (b)		2,105,000	1,932,548
144A, 7.75%, 10/15/2025		1,470,000	1,520,053
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	1,781,325
Macy’s Retail Holdings LLC:
144A, 5.875%, 4/1/2029		2,280,000	2,274,300
144A, 5.875%, 3/15/2030		100,000	98,651
144A, 6.125%, 3/15/2032		110,000	108,625
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		760,000	672,600
The accompanying notes are an integral part of the financial statements.
12	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		820,000	772,850
144A, 6.125%, 9/15/2025 (b)		1,422,000	1,457,550
Mattel, Inc., 144A, 3.375%, 4/1/2026		1,020,000	998,667
Meritage Homes Corp., 144A, 3.875%, 4/15/2029		1,600,000	1,524,000
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,309,041
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024 (b)		1,470,000	1,385,475
144A, 5.875%, 3/15/2026 (b)		3,675,000	3,491,838
NCL Finance Ltd., 144A, 6.125%, 3/15/2028 (b)		720,000	667,688
Newell Brands, Inc., 5.75%, 4/1/2046		915,000	956,175
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		950,000	1,050,938
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,357,000	1,379,051
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,430,065
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		880,000	784,401
144A, 4.25%, 7/1/2026		150,000	139,529
144A, 5.375%, 7/15/2027		480,000	461,174
144A, 5.5%, 8/31/2026		490,000	476,182
144A, 5.5%, 4/1/2028 (b)		1,695,000	1,615,860
144A, 9.125%, 6/15/2023		3,300,000	3,436,125
144A, 10.875%, 6/1/2023		1,510,000	1,606,761
144A, 11.5%, 6/1/2025		412,000	452,730
Scientific Games International, Inc.:
REG S, 3.375%, 2/15/2026	EUR	700,000	784,261
144A, 7.0%, 5/15/2028		3,550,000	3,679,557
Staples, Inc., 144A, 7.5%, 4/15/2026		1,530,000	1,485,791
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/2030 (b)		1,130,000	1,104,575
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		1,860,000	1,939,050
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,297,803
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,487,347
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,740,812
144A, 7.0%, 2/15/2029 (b)		1,455,000	1,338,600
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	219,061
White Cap Parent LLC, 144A, 8.25%, 3/15/2026 (b)		1,150,000	1,129,875
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,775,000	1,775,035
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028 (b)		1,600,000	1,390,016
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029 (b)		800,000	753,000
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	13

	Principal Amount ($)(a)		Value ($)
Yum Brands, Inc., 5.375%, 4/1/2032 (c)		1,500,000	1,503,390
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	296,580
			120,175,142
Consumer Staples 1.9%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		1,507,000	1,456,839
144A, 5.875%, 2/15/2028		870,000	867,055
JBS U.S.A. LUX SA, 144A, 6.75%, 2/15/2028		3,607,000	3,802,680
Pilgrim’s Pride Corp.:
144A, 4.25%, 4/15/2031		3,650,000	3,376,250
144A, 5.875%, 9/30/2027		3,305,000	3,336,034
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		360,000	346,385
			13,185,243
Energy 19.8%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		1,640,000	1,638,327
144A, 5.75%, 3/1/2027		1,985,000	2,021,504
144A, 5.75%, 1/15/2028		1,285,000	1,312,306
144A, 7.875%, 5/15/2026		895,000	968,497
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		750,000	765,938
144A, 7.625%, 2/1/2029		2,073,000	2,240,768
144A, 8.375%, 7/15/2026 (b)		653,000	719,933
Apache Corp., 5.1%, 9/1/2040 (b)		870,000	876,525
Archrock Partners LP:
144A, 6.25%, 4/1/2028		3,250,000	3,203,167
144A, 6.875%, 4/1/2027		1,535,000	1,552,223
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		560,000	553,330
144A, 8.25%, 12/31/2028		1,090,000	1,145,045
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		1,090,000	1,044,176
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032		480,000	436,459
4.5%, 10/1/2029 (b)		4,590,000	4,612,950
Cheniere Energy, Inc., 4.625%, 10/15/2028		1,530,000	1,535,126
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029		1,100,000	1,135,750
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		2,020,000	2,040,200
144A, 7.25%, 3/14/2027		1,511,000	1,598,880
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029		2,190,000	2,257,780
The accompanying notes are an integral part of the financial statements.
14	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	520,000	512,356
144A, 6.75%, 3/1/2029	2,340,000	2,413,897
144A, 7.5%, 5/15/2025 (b)	274,000	278,110
CQP Holdco LP, 144A, 5.5%, 6/15/2031	1,250,000	1,228,000
DCP Midstream Operating LP:
3.25%, 2/15/2032	780,000	702,000
5.125%, 5/15/2029	1,100,000	1,131,339
5.375%, 7/15/2025	5,357,000	5,523,656
5.625%, 7/15/2027	705,000	739,108
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,262,780
144A, 4.375%, 6/15/2031	460,000	440,450
Endeavor Energy Resources LP:
144A, 5.75%, 1/30/2028	2,540,000	2,625,725
144A, 6.625%, 7/15/2025	385,000	399,438
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	895,000	836,825
5.5%, 7/15/2028	760,000	762,975
144A, 6.0%, 7/1/2025	1,950,000	1,989,088
144A, 6.5%, 7/1/2027	1,100,000	1,148,994
EQT Corp.:
144A, 3.125%, 5/15/2026	70,000	67,989
144A, 3.625%, 5/15/2031 (b)	2,240,000	2,139,200
5.0%, 1/15/2029	1,310,000	1,352,365
6.625%, 2/1/2025	1,490,000	1,573,835
7.5%, 2/1/2030	1,205,000	1,396,294
Genesis Energy LP, 7.75%, 2/1/2028	1,000,000	1,005,305
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,507,488
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,540,000	1,453,144
144A, 5.125%, 6/15/2028	730,000	729,522
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,396,437
144A, 6.0%, 2/1/2031	1,655,000	1,659,138
144A, 6.25%, 11/1/2028	415,000	417,075
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	720,000	705,600
MEG Energy Corp., 144A, 7.125%, 2/1/2027	860,000	900,420
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	805,000	798,215
5.625%, 5/1/2027	855,000	868,894
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	15

	Principal Amount ($)(a)	Value ($)
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,575,000	1,532,672
144A, 7.375%, 5/15/2027	1,600,000	1,662,000
NuStar Logistics LP:
5.75%, 10/1/2025	1,215,000	1,237,781
6.375%, 10/1/2030	470,000	476,364
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	520,000	533,000
Occidental Petroleum Corp.:
5.5%, 12/1/2025	2,065,000	2,172,999
5.55%, 3/15/2026	1,480,000	1,568,800
6.125%, 1/1/2031 (b)	3,925,000	4,415,625
6.45%, 9/15/2036	1,605,000	1,885,369
6.625%, 9/1/2030	3,400,000	3,901,500
8.0%, 7/15/2025	2,495,000	2,801,885
8.5%, 7/15/2027	1,450,000	1,716,393
8.875%, 7/15/2030	1,100,000	1,410,750
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,107,225
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	497,350
Range Resources Corp.:
144A, 4.75%, 2/15/2030 (b)	200,000	198,636
8.25%, 1/15/2029	3,685,000	4,038,428
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	1,100,000	1,116,500
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028 (b)	895,000	961,346
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	440,407
SM Energy Co., 6.5%, 7/15/2028 (b)	1,200,000	1,238,316
Southwestern Energy Co.:
4.75%, 2/1/2032	1,080,000	1,078,650
5.375%, 2/1/2029	2,440,000	2,470,500
5.95% (d), 1/23/2025	537,000	561,385
7.75%, 10/1/2027 (b)	1,525,000	1,614,594
8.375%, 9/15/2028	770,000	845,075
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031	870,000	815,625
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (b)	1,740,000	1,664,971
Sunoco LP:
4.5%, 5/15/2029	861,000	812,298
5.875%, 3/15/2028	550,000	555,500
6.0%, 4/15/2027	738,000	751,838
Superior Plus LP, 144A, 4.5%, 3/15/2029	480,000	451,022
Targa Resources Partners LP:
5.0%, 1/15/2028	4,540,000	4,601,176
5.5%, 3/1/2030	1,365,000	1,417,607
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027 (b)	2,864,062	2,835,422
The accompanying notes are an integral part of the financial statements.
16	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	2,055,333
6.875%, 9/1/2027	1,450,000	1,455,568
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	350,000	340,246
144A, 4.125%, 8/15/2031	400,000	392,460
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	4,960,000	5,253,310
		139,510,472
Financials 1.0%
Navient Corp.:
5.5%, 1/25/2023	2,909,000	2,945,362
6.125%, 3/25/2024	1,538,000	1,564,915
6.75%, 6/25/2025	1,525,000	1,566,671
OneMain Finance Corp., 8.875%, 6/1/2025	770,000	811,231
		6,888,179
Health Care 8.5%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	3,360,000	3,317,118
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	865,000	789,330
144A, 6.125%, 8/1/2028	1,175,000	1,166,188
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	2,210,000	2,055,300
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027 (b)	2,595,000	2,587,916
144A, 9.25%, 4/1/2026	3,105,000	3,180,017
Bausch Health Companies, Inc., 144A, 6.125%, 4/15/2025	1,945,000	1,962,019
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027	1,885,000	1,906,979
Centene Corp., 4.625%, 12/15/2029	3,305,000	3,331,737
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	1,000,000	943,175
144A, 4.25%, 5/1/2028	1,985,000	1,940,338
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,785,000	1,686,825
144A, 5.25%, 5/15/2030	1,360,000	1,305,314
144A, 5.625%, 3/15/2027	965,000	982,790
144A, 6.0%, 1/15/2029	960,000	970,027
144A, 6.125%, 4/1/2030 (b)	720,000	669,938
144A, 6.875%, 4/15/2029 (b)	2,175,000	2,136,937
Encompass Health Corp.:
4.5%, 2/1/2028	620,000	607,600
4.75%, 2/1/2030	1,521,000	1,460,160
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	17

	Principal Amount ($)(a)	Value ($)
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	1,015,000	926,188
HCA, Inc., 5.625%, 9/1/2028	3,290,000	3,557,312
IQVIA, Inc., 144A, 5.0%, 5/15/2027	1,055,000	1,066,652
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027	1,200,000	1,159,314
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (b)	3,850,000	3,637,798
Organon & Co, 144A, 4.125%, 4/30/2028	4,000,000	3,810,820
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029 (b)	840,000	802,200
144A, 6.625%, 4/1/2030	690,000	710,017
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	810,000	847,301
Select Medical Corp., 144A, 6.25%, 8/15/2026 (b)	1,760,000	1,822,022
Tenet Healthcare Corp.:
4.625%, 7/15/2024	323,000	324,389
144A, 4.875%, 1/1/2026	2,770,000	2,794,237
144A, 5.125%, 11/1/2027	2,260,000	2,270,633
144A, 6.25%, 2/1/2027	1,200,000	1,231,914
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024	1,500,000	1,537,500
		59,498,005
Industrials 12.4%
ADT Security Corp., 144A, 4.875%, 7/15/2032	750,000	690,000
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028	2,195,000	2,065,539
144A, 6.0%, 6/1/2029 (b)	1,515,000	1,336,480
American Airlines, Inc.:
144A, 5.5%, 4/20/2026	4,235,000	4,266,762
144A, 5.75%, 4/20/2029	2,020,000	2,012,425
144A, 11.75%, 7/15/2025	1,900,000	2,218,231
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	465,000	437,100
Bombardier, Inc.:
144A, 6.0%, 2/15/2028 (b)	3,250,000	3,046,030
144A, 7.5%, 3/15/2025	1,449,000	1,456,390
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032	1,300,000	1,210,625
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,425,077
Covanta Holding Corp.:
144A, 4.875%, 12/1/2029	460,000	439,162
5.0%, 9/1/2030	1,480,000	1,402,300
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028 (b)	1,185,000	1,010,378
The accompanying notes are an integral part of the financial statements.
18	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)	816,000	745,229
144A, 7.0%, 5/1/2025	1,000,000	1,071,115
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029	1,410,000	1,314,853
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	1,150,000	1,128,955
144A, 4.25%, 6/1/2025	540,000	536,598
144A, 5.125%, 12/15/2026 (b)	670,000	675,695
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	1,730,000	1,730,986
Hertz Corp., 144A, 4.625%, 12/1/2026	2,000,000	1,867,650
Howmet Aerospace, Inc., 6.875%, 5/1/2025	2,000,000	2,171,798
Imola Merger Corp., 144A, 4.75%, 5/15/2029	5,600,000	5,392,576
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025	1,250,000	1,203,125
Madison IAQ LLC:
144A, 4.125%, 6/30/2028	1,340,000	1,234,998
144A, 5.875%, 6/30/2029	970,000	870,575
Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	1,068,958
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029	920,000	865,766
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,920,000	2,001,600
MIWD Holdco II LLC, 144A, 5.5%, 2/1/2030	920,000	859,050
Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	2,195,025
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	1,415,000	1,390,237
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	3,870,000	3,897,864
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027 (b)	980,000	896,592
144A, 5.75%, 4/15/2026	1,945,000	1,984,240
144A, 6.25%, 1/15/2028 (b)	2,005,000	1,962,083
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027	690,000	708,216
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,261,375
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	2,857,999	3,043,769
Summit Materials LLC, 144A, 5.25%, 1/15/2029 (b)	811,000	800,863
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/2028	430,000	426,238
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	3,681,000	3,640,619
TransDigm, Inc.:
4.625%, 1/15/2029	1,685,000	1,575,424
5.5%, 11/15/2027	1,700,000	1,687,250
144A, 6.25%, 3/15/2026	6,675,000	6,852,823
United Airlines, Inc., 144A, 4.375%, 4/15/2026	2,400,000	2,360,820
United Rentals North America, Inc., 5.25%, 1/15/2030	1,300,000	1,340,625
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	19

	Principal Amount ($)(a)		Value ($)
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		540,000	561,773
144A, 7.25%, 6/15/2028		1,485,000	1,577,270
			86,919,132
Information Technology 1.4%
ams-OSRAM AG, 144A, 7.0%, 7/31/2025 (b)		790,000	802,755
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		900,000	932,886
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028		1,470,000	1,402,042
144A, 4.875%, 7/1/2029 (b)		890,000	837,321
Microchip Technology, Inc., 4.25%, 9/1/2025		1,830,000	1,851,843
Minerva Merger Sub, Inc., 144A, 6.5%, 2/15/2030		1,140,000	1,105,942
NCR Corp., 144A, 5.125%, 4/15/2029		2,865,000	2,754,239
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		500,000	510,000
			10,197,028
Materials 8.4%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,720,000	3,732,518
Chemours Co.:
4.0%, 5/15/2026	EUR	2,900,000	3,081,403
5.375%, 5/15/2027 (b)		1,170,000	1,167,075
144A, 5.75%, 11/15/2028 (b)		4,365,000	4,241,121
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,210,000	1,123,788
144A, 5.375%, 2/1/2025		1,375,000	1,390,469
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		458,000	451,723
144A, 4.875%, 3/1/2031 (b)		1,548,000	1,530,585
144A, 6.75%, 3/15/2026		2,600,000	2,730,000
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029 (c)		240,000	242,700
Constellium SE:
144A, 3.75%, 4/15/2029 (b)		626,000	561,835
144A, 5.625%, 6/15/2028		889,000	892,743
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		1,390,000	1,270,112
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	3,042,436
144A, 6.875%, 10/15/2027		5,600,000	5,866,000
Freeport-McMoRan, Inc., 5.0%, 9/1/2027		1,475,000	1,514,427
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,515,805
144A, 6.125%, 4/1/2029 (b)		2,005,000	2,065,150
The accompanying notes are an integral part of the financial statements.
20	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,075,695
LABL, Inc.:
144A, 5.875%, 11/1/2028		440,000	412,500
144A, 6.75%, 7/15/2026		1,450,000	1,433,687
LSF11 A5 Holdco LLC, 144A, 6.625%, 10/15/2029 (b)		1,920,000	1,786,272
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025 (b)		1,525,000	1,511,443
Methanex Corp., 5.125%, 10/15/2027		1,785,000	1,793,925
Novelis Corp., 144A, 4.75%, 1/30/2030		5,580,000	5,417,427
PMHC II, Inc., 144A, 9.0%, 2/15/2030		1,150,000	1,012,000
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,221,575
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,005,000	1,844,600
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	2,059,500
Tronox, Inc.:
144A, 4.625%, 3/15/2029		3,175,000	2,972,594
144A, 6.5%, 5/1/2025		480,000	496,488
			59,457,596
Real Estate 4.0%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	700,000	678,120
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,700,000	1,776,500
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032		600,000	562,500
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	856,683
144A, (REIT), 5.0%, 7/15/2028 (b)		1,045,000	1,018,739
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,170,520
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,465,100
iStar, Inc.:
(REIT), 4.25%, 8/1/2025 (b)		1,445,000	1,421,519
(REIT), 4.75%, 10/1/2024		2,385,000	2,404,485
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,375,000	1,350,938
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,343,892
(REIT), 5.75%, 2/1/2027		4,500,000	4,753,125
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,970,100
Realogy Group LLC:
144A, 5.25%, 4/15/2030		950,000	874,000
144A, 5.75%, 1/15/2029		2,305,000	2,172,463
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	21

	Principal Amount ($)(a)	Value ($)
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030	1,210,000	1,089,000
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025 (b)	540,000	487,874
		28,395,558
Utilities 3.6%
AmeriGas Partners LP:
5.5%, 5/20/2025	2,970,000	2,970,238
5.75%, 5/20/2027	1,445,000	1,439,581
Calpine Corp.:
144A, 4.5%, 2/15/2028	2,850,000	2,780,118
144A, 4.625%, 2/1/2029	400,000	368,000
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	1,375,000	1,380,954
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	4,753,000	4,810,012
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	1,926,302
144A, 5.25%, 6/15/2029	2,205,000	2,154,792
5.75%, 1/15/2028 (b)	3,000,000	3,049,215
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	1,290,000	1,269,115
PG&E Corp., 5.25%, 7/1/2030 (b)	1,150,000	1,115,385
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	1,900,000	1,795,500
		25,059,212
Total Corporate Bonds (Cost $653,023,598)		642,627,714
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.31% (e), 6/30/2022 (Cost $999,076)	1,000,000	998,722
Loan Participations and Assignments 3.4%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	2,165,892	2,074,296
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8/21/2026 (f)	2,493,606	2,455,429
Directv Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 5.75%, 8/2/2027	3,008,250	3,008,837
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/2/2028	1,133,040	1,132,065
Frontier Communications Corp., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.733%, 5/1/2028	1,147,103	1,131,807
Gray Television, Inc., Term Loan B, 2/7/2024 (f)	1,500,000	1,492,133
The accompanying notes are an integral part of the financial statements.
22	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
McAfee LLC, Term Loan B, 3/1/2029 (f)	1,900,000	1,889,312
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 7.75%, 8.5%, 12/22/2025	2,040,839	1,905,796
Naked Juice LLC:
Delayed Draw Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	19,273	18,997
Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	332,727	327,974
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/27/2028	1,895,250	1,881,832
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	1,994,924	1,974,356
Penn National Gaming, Inc., Term Loan A, 10/19/2023 (f)	2,370,370	2,350,815
Tronox Finance LLC, Term Loan B, 3/10/2028 (f)	2,350,000	2,320,637
Total Loan Participations and Assignments (Cost $24,241,604)		23,964,286
	Shares	Value ($)
Exchange-Traded Funds 1.5%
iShares iBoxx High Yield Corporate Bond ETF (b)	60,000	4,937,400
SPDR Bloomberg High Yield Bond ETF (b)	51,000	5,227,500
Total Exchange-Traded Funds (Cost $10,277,886)		10,164,900
Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	13,533
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	583,877
Securities Lending Collateral 11.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.23% (h) (i) (Cost $81,026,655)	81,026,655	81,026,655
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 0.28% (h) (Cost $28,204,738)	28,204,738	28,204,738

The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	23

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $799,256,088)	112.0	787,584,425
Other Assets and Liabilities, Net	(12.0)	(84,360,422)
Net Assets	100.0	703,224,003
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 9/30/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 11.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.23% (h) (i)
45,453,258	35,573,397 (j)	—	—	—	51,537	—	81,026,655	81,026,655
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 0.28% (h)
27,604,697	128,562,171	127,962,130	—	—	10,784	—	28,204,738	28,204,738
73,057,955	164,135,568	127,962,130	—	—	62,321	—	109,231,393	109,231,393
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $78,103,945, which is 11.1% of net assets.
(c)	When-issued security.
(d)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at the time of settlement.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
24	|	DWS High Income Fund

(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At March 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	15,858,353	USD	17,529,189	4/29/2022	(29,090)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	25

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$642,627,714	$ —	$642,627,714
Government & Agency Obligations	—	998,722	—	998,722
Loan Participations and Assignments	—	23,964,286	—	23,964,286
Exchange-Traded Funds	10,164,900	—	—	10,164,900
Common Stocks	13,533	—	—	13,533
Warrants	—	—	583,877	583,877
Short-Term Investments (a)	109,231,393	—	—	109,231,393
Total	$119,409,826	$667,590,722	$583,877	$787,584,425
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Currency Contracts (b)	$ —	$ (29,090)	$ —	$ (29,090)
Total	$ —	$ (29,090)	$ —	$ (29,090)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
26	|	DWS High Income Fund

Statement of Assets and Liabilities
as of March 31, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $690,024,695) — including $78,103,945 of securities loaned	$ 678,353,032
Investment in DWS Government & Agency Securities Portfolio (cost $81,026,655)*	81,026,655
Investment in DWS Central Cash Management Government Fund (cost $28,204,738)	28,204,738
Cash	30,570
Foreign currency, at value (cost $25,022)	24,950
Receivable for investments sold	84,533
Receivable for investments sold — when-issued securities	1,500,000
Receivable for Fund shares sold	117,556
Interest receivable	9,836,316
Other assets	69,610
Total assets	799,247,960
Liabilities
Payable upon return of securities loaned	81,026,655
Payable for investments purchased	10,595,751
Payable for investments purchased — when-issued securities	3,240,000
Payable for Fund shares redeemed	279,675
Unrealized depreciation on forward foreign currency contracts	29,090
Accrued management fee	276,879
Accrued Trustees' fees	4,276
Other accrued expenses and payables	571,631
Total liabilities	96,023,957
Net assets, at value	$ 703,224,003
Net Assets Consist of
Distributable earnings (loss)	(59,130,139)
Paid-in capital	762,354,142
Net assets, at value	$ 703,224,003
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	27

Statement of Assets and Liabilities as of March 31, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($526,651,833 ÷ 114,975,193 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.58
Maximum offering price per share (100 ÷ 95.50 of $4.58)	$ 4.80
Class T
Net Asset Value and redemption price per share ($12,093 ÷ 2,638 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.58
Maximum offering price per share (100 ÷ 97.50 of $4.58)	$ 4.70
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($7,516,624 ÷ 1,638,839 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.59
Class R
Net Asset Value, offering and redemption price per share ($1,355,237 ÷ 295,970 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.58
Class R6
Net Asset Value, offering and redemption price per share ($719,094 ÷ 156,988 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.58
Class S
Net Asset Value, offering and redemption price per share ($40,026,353 ÷ 8,726,682 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.59
Institutional Class
Net Asset Value, offering and redemption price per share ($126,942,769 ÷ 27,672,683 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.59
The accompanying notes are an integral part of the financial statements.
28	|	DWS High Income Fund

Statement of Operations
for the six months ended March 31, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 19,109,316
Income distributions — DWS Central Cash Management Government Fund	10,784
Securities lending income, net of borrower rebates	51,537
Total income	19,171,637
Expenses:
Management fee	1,758,180
Administration fee	370,924
Services to shareholders	448,876
Distribution and service fees	689,520
Custodian fee	8,264
Professional fees	63,815
Reports to shareholders	28,661
Registration fees	43,300
Trustees' fees and expenses	14,412
Other	31,318
Total expenses before expense reductions	3,457,270
Expense reductions	(3,317)
Total expenses after expense reductions	3,453,953
Net investment income	15,717,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,465,368
Forward foreign currency contracts	1,098,802
Foreign currency	(6,999)
3,557,171
Change in net unrealized appreciation (depreciation) on:
Investments	(43,653,909)
Forward foreign currency contracts	(179,668)
Foreign currency	1,396
(43,832,181)
Net gain (loss)	(40,275,010)
Net increase (decrease) in net assets resulting from operations	$ (24,557,326)
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	29

Statements of Changes in Net Assets
	Six Months Ended March 31, 2022	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 15,717,684	$ 34,262,420
Net realized gain (loss)	3,557,171	21,495,675
Change in net unrealized appreciation (depreciation)	(43,832,181)	12,822,514
Net increase (decrease) in net assets resulting from operations	(24,557,326)	68,580,609
Distributions to shareholders:
Class A	(12,672,976)	(26,515,249)
Class T	(281)	(542)
Class C	(155,741)	(463,905)
Class R	(29,611)	(50,330)
Class R6	(17,247)	(14,332)
Class S	(958,933)	(1,803,859)
Institutional Class	(3,871,726)	(7,504,252)
Total distributions	(17,706,515)	(36,352,469)
Fund share transactions:
Proceeds from shares sold	72,708,429	234,010,527
Reinvestment of distributions	16,369,301	33,467,359
Payments for shares redeemed	(141,953,478)	(293,725,085)
Net increase (decrease) in net assets from Fund share transactions	(52,875,748)	(26,247,199)
Increase (decrease) in net assets	(95,139,589)	5,980,941
Net assets at beginning of period	798,363,592	792,382,651
Net assets at end of period	$ 703,224,003	$ 798,363,592

The accompanying notes are an integral part of the financial statements.
30	|	DWS High Income Fund

Financial Highlights
DWS High Income Fund — Class A
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.84	$4.65	$4.75	$4.67	$4.81	$4.70
Income (loss) from investment operations:
Net investment income[a]	.10	.20	.21	.23	.24	.24
Net realized and unrealized gain (loss)	(.25)	.21	(.09)	.09	(.13)	.13
Total from investment operations	(.15)	.41	.12	.32	.11	.37
Less distributions from:
Net investment income	(.11)	(.22)	(.22)	(.24)	(.25)	(.26)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.58	$4.84	$4.65	$4.75	$4.67	$4.81
Total Return (%)[b]	(3.17) **	8.84	2.72	7.10	2.31	7.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	527	579	588	646	692	763
Ratio of expenses (%)	.95 ***	.94	.95	.96	.95	.95
Ratio of net investment income (%)	4.06 ***	4.21	4.60	4.90	5.06	5.01
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	31

DWS High Income Fund — Class T
	Six Months Ended 3/31/22	Years Ended September 30,				Period Ended
	(Unaudited)	2021	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$4.85	$4.66	$4.76	$4.67	$4.82	$4.80
Income (loss) from investment operations:
Net investment income[b]	.10	.20	.21	.23	.24	.07
Net realized and unrealized gain (loss)	(.26)	.21	(.09)	.10	(.15)	.04
Total from investment operations	(.16)	.41	.12	.33	.09	.11
Less distributions from:
Net investment income	(.11)	(.22)	(.22)	(.24)	(.24)	(.09)
Net asset value, end of period	$4.58	$4.85	$4.66	$4.76	$4.67	$4.82
Total Return (%)[c]	(3.38) *	8.81	2.71	7.07	2.01	2.22 d*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	12	11	11	10	10
Ratio of expenses before expense reductions (%)	.96 **	.97	.96	.98	.97	1.09 **
Ratio of expenses after expense reductions (%)	.96 **	.97	.96	.98	.97	1.05 **
Ratio of net investment income (%)	4.04 **	4.17	4.59	4.87	5.04	4.75 **
Portfolio turnover rate (%)	19 *	68	97	77	64	77 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
32	|	DWS High Income Fund

DWS High Income Fund — Class C
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.85	$4.66	$4.76	$4.67	$4.82	$4.70
Income (loss) from investment operations:
Net investment income[a]	.08	.17	.18	.19	.20	.20
Net realized and unrealized gain (loss)	(.25)	.20	(.10)	.10	(.14)	.14
Total from investment operations	(.17)	.37	.08	.29	.06	.34
Less distributions from:
Net investment income	(.09)	(.18)	(.18)	(.20)	(.21)	(.22)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.59	$4.85	$4.66	$4.76	$4.67	$4.82
Total Return (%)[b]	(3.54) c**	7.97	1.91	6.26	1.31	7.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	9	16	22	30	68
Ratio of expenses before expense reductions (%)	1.77 ***	1.73	1.74	1.74	1.70	1.73
Ratio of expenses after expense reductions (%)	1.75 ***	1.73	1.74	1.74	1.70	1.73
Ratio of net investment income (%)	3.26 ***	3.44	3.80	4.13	4.30	4.24
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	33

DWS High Income Fund — Class R
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.84	$4.65	$4.75	$4.66	$4.81	$4.69
Income (loss) from investment operations:
Net investment income[a]	.09	.19	.20	.21	.22	.22
Net realized and unrealized gain (loss)	(.25)	.20	(.10)	.10	(.14)	.14
Total from investment operations	(.16)	.39	.10	.31	.08	.36
Less distributions from:
Net investment income	(.10)	(.20)	(.20)	(.22)	(.23)	(.24)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.58	$4.84	$4.65	$4.75	$4.66	$4.81
Total Return (%)[b]	(3.32) **	8.49	2.38	6.73	1.73	7.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	3	1.5	.9	1.1
Ratio of expenses before expense reductions (%)	1.35 ***	1.37	1.33	1.37	1.40	1.40
Ratio of expenses after expense reductions (%)	1.25 ***	1.27	1.27	1.29	1.30	1.30
Ratio of net investment income (%)	3.77 ***	3.89	4.28	4.55	4.71	4.65
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34	|	DWS High Income Fund

DWS High Income Fund — Class R6
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.84	$4.66	$4.76	$4.67	$4.82	$4.70
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.22	.24	.25	.25
Net realized and unrealized gain (loss)	(.24)	.20	(.09)	.10	(.14)	.14
Total from investment operations	(.14)	.41	.13	.34	.11	.39
Less distributions from:
Net investment income	(.12)	(.23)	(.23)	(.25)	(.26)	(.27)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.58	$4.84	$4.66	$4.76	$4.67	$4.82
Total Return (%)	(3.02) **	8.91	3.01	7.39	2.37	8.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	719	698	150	101	46	44
Ratio of expenses (%)	.64 ***	.65	.69	.69	.70	.69
Ratio of net investment income (%)	4.38 ***	4.43	4.85	5.14	5.31	5.27
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	35

DWS High Income Fund — Class S
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.85	$4.66	$4.76	$4.67	$4.82	$4.70
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.22	.24	.25	.24
Net realized and unrealized gain (loss)	(.25)	.21	(.09)	.10	(.15)	.14
Total from investment operations	(.15)	.42	.13	.34	.10	.38
Less distributions from:
Net investment income	(.11)	(.23)	(.23)	(.25)	(.25)	(.26)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.59	$4.85	$4.66	$4.76	$4.67	$4.82
Total Return (%)	(3.07) b**	9.05 [b]	2.91	7.27	2.26	8.22 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	38	32	25	22	42
Ratio of expenses before expense reductions (%)	.76 ***	.78	.76	.76	.79	.80
Ratio of expenses after expense reductions (%)	.75 ***	.77	.76	.76	.79	.80
Ratio of net investment income (%)	4.27 ***	4.38	4.77	5.09	5.20	5.14
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
36	|	DWS High Income Fund

DWS High Income Fund — Institutional Class
	Six Months Ended 3/31/22	Years Ended September 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$4.85	$4.66	$4.76	$4.67	$4.82	$4.70
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.22	.24	.25	.25
Net realized and unrealized gain (loss)	(.25)	.21	(.09)	.10	(.14)	.14
Total from investment operations	(.15)	.42	.13	.34	.11	.39
Less distributions from:
Net investment income	(.11)	(.23)	(.23)	(.25)	(.26)	(.27)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$4.59	$4.85	$4.66	$4.76	$4.67	$4.82
Total Return (%)	(3.05) **	9.09	2.96	7.35	2.34	8.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	171	154	104	80	82
Ratio of expenses (%)	.73 ***	.73	.71	.73	.72	.71
Ratio of net investment income (%)	4.27 ***	4.41	4.82	5.11	5.28	5.25
Portfolio turnover rate (%)	19 **	68	97	77	64	77
[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS High Income Fund	|	37

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
38	|	DWS High Income Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual
DWS High Income Fund	|	39

restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an
40	|	DWS High Income Fund

affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of March 31, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2022, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2022

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$ 70,701,010	$ —	$ —	$ —	$ 70,701,010
Exchange-Traded Funds	10,325,645	—	—	—	10,325,645
Total Borrowings	$ 81,026,655	$ —	$ —	$ —	$ 81,026,655
Gross amount of recognized liabilities for securities lending transactions:					$ 81,026,655
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
DWS High Income Fund	|	41

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $48,483,000, including short-term losses ($4,256,000) and long-term losses ($44,227,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2022, the aggregate cost of investments for federal income tax purposes was $802,023,223. The net unrealized depreciation for all investments based on tax cost was $14,438,798. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,537,533 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $21,976,331.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
42	|	DWS High Income Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2022, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2022, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2022, the investment in forward currency
DWS High Income Fund	|	43

contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $17,529,000 to $19,331,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (29,090)
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$ 1,098,802
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from forward foreign currency contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$ (179,668)
The above derivative is located in the following Statement of Operations account:
(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of March 31, 2022, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and
44	|	DWS High Income Fund

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$ 29,090	$ —	$ —	$ 29,090
C.	Purchases and Sales of Securities
During the six months ended March 31, 2022, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $136,654,604 and $182,567,651, respectively.
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended March 31, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.
DWS High Income Fund	|	45

For the period from October 1, 2021 through September 30, 2022 (through January 31, 2023 for Class R and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.00%
Class T	1.00%
Class C	1.75%
Class R	1.25%
Class R6	.75%
Class S	.75%
Institutional Class	.75%
For the six months ended March 31, 2022, fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$ 627
Class R	712
Class S	1,978
$ 3,317
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2022, the Administration Fee was $370,924, of which $58,643 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
46	|	DWS High Income Fund

fee it receives from the Fund. For the six months ended March 31, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2022
Class A	$ 103,893	$ 35,565
Class T	13	4
Class C	1,246	451
Class R	40	13
Class R6	99	13
Class S	3,399	1,163
Institutional Class	512	162
	$ 109,202	$ 37,371
In addition, for the six months ended March 31, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 180,044
Class C	4,967
Class R	1,606
Class S	25,572
Institutional Class	96,708
$ 308,897
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2022
Class C	$ 30,839	$ 4,849
Class R	1,724	288
	$ 32,563	$ 5,137
DWS High Income Fund	|	47

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2022	Annualized Rate
Class A	$ 644,951	$ 209,413.23%
Class T	9	9.15%
Class C	10,273	3,482.25%
Class R	1,724	566.25%
	$ 656,957	$ 213,470
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2022 aggregated $9,973.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2022, the CDSC for Class C shares aggregated $224. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2022, DDI received $247 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $514, of which $330 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund
48	|	DWS High Income Fund

maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $3,881.
E.	Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may
DWS High Income Fund	|	49

borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2022.
G.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,800,882	$ 31,814,554	14,050,504	$ 67,996,812
Class C	86,501	412,518	233,323	1,130,057
Class R	75,963	361,713	32,865	159,680
Class R6	14,061	65,555	112,299	546,808
Class S	3,134,271	15,072,310	7,189,789	34,535,211
Institutional Class	5,223,514	24,981,779	26,805,219	129,641,959
		$ 72,708,429		$ 234,010,527
Shares issued to shareholders in reinvestment of distributions
Class A	2,425,225	$ 11,412,632	4,928,565	$ 23,765,608
Class T	60	281	112	542
Class C	32,625	153,765	93,751	452,372
Class R	6,302	29,611	10,441	50,330
Class R6	3,668	17,247	2,963	14,332
Class S	190,561	896,620	347,989	1,680,857
Institutional Class	817,858	3,859,145	1,553,019	7,503,318
		$ 16,369,301		$ 33,467,359
Shares redeemed
Class A	(13,764,194)	$ (64,902,889)	(25,737,065)	$ (124,375,140)
Class C	(306,589)	(1,452,061)	(2,038,021)	(9,861,363)
Class R	(37,542)	(174,162)	(346,517)	(1,642,521)
Class R6	(4,782)	(22,093)	(3,402)	(16,457)
Class S	(2,425,895)	(11,578,199)	(6,541,926)	(31,733,493)
Institutional Class	(13,595,891)	(63,824,074)	(26,083,153)	(126,096,111)
		$ (141,953,478)		$ (293,725,085)
50	|	DWS High Income Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(4,538,087)	$ (21,675,703)	(6,757,996)	$ (32,612,720)
Class T	60	281	112	542
Class C	(187,463)	(885,778)	(1,710,947)	(8,278,934)
Class R	44,723	217,162	(303,211)	(1,432,511)
Class R6	12,947	60,709	111,860	544,683
Class S	898,937	4,390,731	995,852	4,482,575
Institutional Class	(7,554,519)	(34,983,150)	2,275,085	11,049,166
		$ (52,875,748)		$ (26,247,199)
H.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS High Income Fund	|	51

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class C, Class R and Class S; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2021 to March 31, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
52	|	DWS High Income Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2022 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/22	$ 968.30	$ 966.20	$ 964.60	$ 966.80	$ 969.80	$ 969.30	$ 969.50
Expenses Paid per $1,000*	$ 4.66	$ 4.71	$ 8.57	$ 6.13	$ 3.14	$ 3.68	$ 3.58
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/22	$1,020.19	$1,020.14	$1,016.21	$1,018.70	$1,021.74	$1,021.19	$1,021.29
Expenses Paid per $1,000*	$ 4.78	$ 4.84	$ 8.80	$ 6.29	$ 3.23	$ 3.78	$ 3.68
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
DWS High Income Fund	.95%	.96%	1.75%	1.25%	.64%	.75%	.73%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS High Income Fund	|	53

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
54	|	DWS High Income Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS High Income Fund	|	55

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
56	|	DWS High Income Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily
DWS High Income Fund	|	57

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
58	|	DWS High Income Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS High Income Fund	|	59

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYTX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 312	25155T 643	25155T 106	25155T 635
Fund Number	008	1708	308	2308	513
For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
	Class R	Class R6
Nasdaq Symbol	KHYRX	KHYQX
CUSIP Number	25155T 205	25155T 460
Fund Number	1568	1600
60	|	DWS High Income Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS High Income Fund	|	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
62	|	DWS High Income Fund

Notes

DHIF-3
(R-027141-11 5/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/27/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/27/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/27/2022